SHARE-BASED COMPENSATION - Schedule Of Stock-Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 1,143,685	¥ 1,056,967	¥ 692,204
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	43,332	46,395	39,587
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	280,668	262,431	170,366
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	421,411	418,769	284,323
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 398,274	¥ 329,372	¥ 197,928